Derivative Financial Instruments and Hedging Activities (Schedule of Fair Value of Derivative Instruments) (Details) $ in Millions	Jan. 02, 2016 USD ($)
Derivatives, Fair Value [Line Items]
Derivative asset	$ 3
Derivative liability	(1)
Foreign currency forward contracts [Member]
Derivatives, Fair Value [Line Items]
Total	7
Foreign currency forward contracts [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	14
Foreign currency forward contracts [Member] | Designated as Hedging Instrument [Member] | Other assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	2
Foreign currency forward contracts [Member] | Designated as Hedging Instrument [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	(6)
Foreign currency forward contracts [Member] | Designated as Hedging Instrument [Member] | Other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	(3)
Foreign currency forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset	0
Foreign currency forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	$ 0